Trade Receivables, Other Receivables and Prepayments - Schedule of Breakdown of Other Receivable and Prepayments (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Breakdown of Other Receivable and Prepayments [Abstract]
Prepayments	$ 402,723	$ 163,366
Deposits	273,634	284,546
Total	$ 676,357	$ 447,912